Securities Sold Under Agreements to Repurchase (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Agreements	Dec. 31, 2011 Agreements	Dec. 31, 2010
FHLB New York [Member]
Securities Sold Under Agreements to Repurchase (Textual) [Abstract]
Repurchase agreements	$ 0	$ 15,000	$ 15,000
Repurchase agreements, Interest rate	0.00%	4.84%	4.84%
Interest expense on repurchase agreements	472	737	737
Collateral for repurchase agreements	Consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies
Number of repurchase agreements	0	1
Customers [Member]
Securities Sold Under Agreements to Repurchase (Textual) [Abstract]
Repurchase agreements	1,968	5,668	6,307
Repurchase agreements, Interest rate	0.17%	0.08%	0.21%
Interest expense on repurchase agreements	$ 7	$ 7	$ 30
Collateral for repurchase agreements	Consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies